Risk management - Components of Risk Management on Consolidated Statements of Income (Loss) (Detail) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Settlement of oil contracts		$ (25.5)	$ (7.8)
Settlement of natural gas contracts		(6.4)	(4.2)
Total realized risk management loss	$ 3.4	(31.9)	(12.0)
Oil contracts		4.0	(3.4)
Natural gas contracts		4.6	0.8
Total unrealized risk management gain (loss)		8.6	(2.6)
Risk management loss		$ (23.3)	$ (14.6)